Amounts Receivable and Prepaids (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Schedule of amounts receivable and prepaids [Table Text Block]
	March 31, 2024	March 31, 2023

Sales tax receivable**	$6,818	$8,694
Prepaid expenses and other receivables	7,667	4,659
Receivable on sale of subsidiary*	1,816	1,816
Total	$16,301	$15,169
Less: provision on sales tax receivable	(6,777)	-
Less: current portion	(6,929)	(9,354)
Long term portion	$2,595	$5,815